Aptus Defined Risk ETF
Schedule of Investments
January 31, 2021 (Unaudited)

Shares	Security Description		Value
	EXCHANGE TRADED FUNDS - 91.2% (a)
3,580,775	Invesco BulletShares 2021 Corporate Bond ETF		$75,840,814
3,022,586	iShares iBonds Dec 2021 Term Corporate ETF		75,262,391
3,777,165	iShares iBonds Dec 2022 Term Corporate ETF		96,506,566
4,166,446	iShares iBonds Dec 2023 Term Corporate ETF		109,265,046
3,499,514	iShares iBonds Dec 2024 Term Corporate ETF		92,999,585
3,383,033	iShares iBonds Dec 2025 Term Corporate ETF		92,221,480
	TOTAL EXCHANGE TRADED FUNDS (Cost $537,615,866)		542,095,882

Contracts		Notional Amount
	PURCHASED OPTIONS (b) - 3.4%
	Call Options - 2.6%
2,000	Activision Blizzard, Inc., Expiration: 04/16/2021, Exercise Price: $92.50	18,200,000	1,055,000
500	Adobe, Inc., Expiration: 04/16/2021, Exercise Price: $480.00	22,938,500	1,146,250
215	Alphabet, Inc. - Class A, Expiration: 04/16/2021, Exercise Price: $1,920.00	39,288,240	1,716,775
115	Amazon.com, Inc., Expiration: 04/16/2021, Exercise Price: $3,400.00	36,871,300	1,760,650
1,700	Apple, Inc., Expiration: 04/16/2021, Exercise Price: $140.00	22,433,200	1,202,750
900	Facebook, Inc. - Class A, Expiration: 04/16/2021, Exercise Price: $280.00	23,249,700	985,500
1,250	Home Depot, Inc., Expiration: 04/16/2021, Exercise Price: $285.00	33,852,500	1,178,125
2,500	JPMorgan Chase & Company, Expiration: 03/19/2021, Exercise Price: $135.00	32,167,500	912,500
1,500	Microsoft Corporation, Expiration: 04/16/2021, Exercise Price: $245.00	34,794,000	1,237,500
950	PayPal Holdings, Inc., Expiration: 03/19/2021, Exercise Price: $250.00	22,259,450	1,059,250
1,500	Pioneer Natural Resources Company, Expiration: 03/19/2021, Exercise Price: $130.00	18,135,000	1,027,500
800	UnitedHealth Group, Inc., Expiration: 03/19/2021, Exercise Price: $340.00	26,686,400	1,020,000
2,600	Walmart, Inc., Expiration: 03/19/2021, Exercise Price: $150.00	36,527,400	799,500
			15,101,300
	Put Options - 0.8%
1,800	Invesco QQQ Trust, Series 1, Expiration: 03/19/2021, Exercise Price: $305.00	56,620,800	2,091,600
1,000	iShares 20+ Year Treasury Bond ETF, Expiration: 02/19/2021, Exercise Price: $150.00	15,200,000	105,000
2,000	iShares iBoxx $ High Yield Corporate Bond ETF, Expiration: 03/19/2021, Exercise Price: $86.00	17,394,000	212,000
175	S&P 500 Index, Expiration: 03/19/2021, Exercise Price: $3,700.00	64,999,200	2,507,750
			4,916,350
	TOTAL PURCHASED OPTIONS (Cost $22,214,340)		20,017,650

	Total Investments (Cost $559,830,206) - 94.6%		562,113,532
	Other Assets in Excess of Liabilities - 5.4%		32,084,438
	TOTAL NET ASSETS - 100.0%		$594,197,970

	Percentages are stated as a percent of net assets.
	(a)	The risks of investing in investment companies, such as the underlying ETFs, typically reflect the risks of the types of investments in which the investment companies invest.
	(b)	Exchange traded.

Summary of Fair Value Disclosure at January 31, 2021 (Unaudited)

The Fund utilizes various methods to measure fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in marketplace, liquidity of markets, and other characteristics particular to security.
To the extent that the valuation is based on models or inputs that are less observable or unobservable in market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2021:

Aptus Defined Risk ETF
Assets^	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$542,095,882	$-	$-	$542,095,882
Purchased Options	-	20,017,650	-	20,017,650
Total Investments in Securities	$542,095,882	$20,017,650	$-	$562,113,532

^ See Schedule of Investments for further diaggregation of investment categories and contract type.
For the period ended January 31, 2021, the Fund did not recognize any transfers to or from Level 3.